Stockholders' equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' equity
Stockholders' equity

6.Stockholders’ equity

Private Placement

In May 2025, we closed on a private placement offering with Dong-A ST, a related party, and Dong-A Socio Holdings Co., Ltd., an affiliate company of Dong-A ST, and received net proceeds of $9.1 million, net of placement agent cash fees of $0.4 million and related offering expenses of $0.5 million. The private placement offering was comprised of (i) 861,758 shares of our common stock for a purchase price of $7.81 per share, and (ii) 418,651 pre-funded warrants to purchase up to an equivalent number of shares of our common stock for a purchase price of $7.799 per pre-funded warrant.

Each pre-funded warrant had an exercise price of $0.001 per share, and was exercisable beginning on the effective date of receiving stockholder approval for the issuance of the shares of common stock underlying the pre-funded warrants, which was received on June 30, 2025. All pre-funded warrants issued in May 2025 were exercised on June 30, 2025 for an equivalent number of shares of our common stock.

Warrants

The following tables summarize our outstanding warrants:

	Shares of Common Stock Issuable
	for Outstanding Warrants
	As of		Exercise	Expiration
Warrant Issuance	September 30, 2025	December 31, 2024	Price	Date
July 2018(1)	—	—	$493,020.00	July 2028
April 2020(1)	—	13	$33,000.00	April 2025
January 2021(1)	942	942	$15,919.20	July 2026
October 2021(1)	—	1,395	$9,900.00	April 2025
November 2022 Series B(2)	16,176	16,176	$0.00	December 2027
June 2024 Placement Agent(3)	11,564	11,564	$54.0375	July 2026
June 2024 Pre-Funded(4)	—	130,000	$0.011	No expiration date
June 2024 Series A(5)	—	462,640	$43.23	June 2025
June 2024 Series B(6)	693,962	693,962	$43.23	September 2029 (latest date)
Total	722,644	1,316,692
(1)	The number of outstanding and exercisable warrants is equal to the number of shares of common stock issuable for outstanding warrants. The 13 warrants issued in April 2020 and the 1,395 warrants issued in October 2021 expired unexercised in April 2025.
(2)	These warrants have a cashless exercise provision whereby one warrant can be exercised for one share of common stock for no additional consideration, which renders the warrant exercise price to be zero.
(3)	These warrants are exercisable at any time from September 18, 2024 (“Stockholder Approval Date”) and expire in July 2026.
(4)	These warrants are exercisable immediately upon their issuance in June 2024 and are considered to be perpetual warrants without any expiration date. In the second quarter of 2025, 130,000 pre-funded warrants were exercised for an equivalent number of shares of our common stock.
(5)	These warrants were exercisable at any time from the Stockholder Approval Date and expire in June 2025. The 462,640 Series A warrants issued in June 2024 expired unexercised in June 2025.
(6)	These warrants were exercisable at any time from the Stockholder Approval Date and expire on the earlier of (i) the five-year anniversary of the Stockholder Approval Date and (ii) the six months anniversary following the date on which the Company publicly announces receiving positive Phase 1, Part 3 data for DA-1726.

Stock-based compensation

Stock-based compensation expense was included in general and administrative operating expense and research and development operating expense as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
General and administrative	$72	$103	$247	$273
Research and development	25	36	93	105
Total stock-based compensation	$97	$139	$340	$378

Stock-based award plans

Our Amended and Restated 2022 Equity Incentive Plan (the “2022 Plan”) provides for an automatic increase on January 1st of each year for a period of eight years commencing on January 1, 2025 and ending on (and including) January 1, 2032, of the aggregate number of shares of common stock that may be issued pursuant to Awards (as defined in the 2022 Plan) to an amount equal to 10% of the Fully Diluted Shares (as defined in the 2022 Plan) as of the last day of the preceding calendar year. Accordingly, in January 2025, the 2022 Plan automatically increased the aggregate number of shares of common stock that may be issued pursuant to Awards by 154,084 shares. The following table summarizes the outstanding awards issued pursuant to our stock-based award plans and inducement plan as of September 30, 2025 and the remaining shares of common stock available for future issuance:

			Remaining shares of
	Stock		common stock available
Plan Name	Options	RSUs	for future issuance
2019 Equity Incentive Plan	136	—	—
2021 Inducement Plan	—	—	378
2022 Plan	284	29,514	167,471
Total	420	29,514	167,849

For stock-based awards granted under our stock-based award plans as of September 30, 2025, unrecognized stock-based compensation costs totaled $0.3 million. The unrecognized stock-based costs are expected to be recognized as an expense over a weighted average period of 1.3 years.

Restricted Stock Units

The following table summarizes the status of our outstanding restricted stock units (“RSUs”) and related transactions for the period presented as well as our vested and deferred release RSUs as of the beginning of the 2025 and September 30, 2025 (in thousands, except share and per share amounts):

	Outstanding			Vested and Deferred Release
	Shares of	Average		Shares of	Average
	Common Stock	Grant Date	Aggregate	Common Stock	Grant Date	Aggregate
	Issuable	Fair Value	Fair	Issuable	Fair Value	Intrinsic
	for RSUs	Price	Value	for RSUs	Price	Value
As of January 1, 2025	15,912	$51.46	$355	1,184	$46.90	$26
Granted	22,218	7.05
Forfeited	(2,142)	30.04
Vested and released	(6,474)	53.86	68
As of September 30, 2025	29,514	$19.06	$305	3,082	$43.85	$32

Stock options

The following table summarizes the status of our outstanding and exercisable options and related transactions for the period presented (in thousands, except share and per share amounts):

	Outstanding			Exercisable
	Shares of		Weighted	Shares of		Weighted
	Common	Weighted	Average	Common	Weighted	Average
	Stock	Average	Remaining	Stock	Average	Remaining
	Issuable	Exercise	Contractual	Issuable	Exercise	Contractual
	for Options	Price	Term (years)	for Options	Price	Term (years)
As of January 1, 2025	420	$4,240.22	7.5	420	$4,240.22	7.5
As of September 30, 2025	420	$4,240.22	6.8	420	$4,240.22	6.8

7.Stockholders’ equity

Common stock

The voting, dividend, and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers, and preferences of the holders of the preferred stock when outstanding. The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. Common stockholders are entitled to receive dividends at the sole discretion of our Board. There have been no dividends declared on common stock to date as of December 31, 2024. In the event of any liquidation, dissolution, or winding-up of MetaVia, the holders of common stock shall be entitled to share in the remaining assets of MetaVia available for distribution post preferential distributions made to any holders of our preferred stock.

The Offering

Securities purchase agreements

In June 2024, we entered into and closed on two securities purchase agreements (the “Offering”) with an institutional investor and Dong-A, and received aggregate gross proceeds of $20.0 million, of which $10.0 million was received from Dong-A. The Offering was comprised of (i) 300,707 shares of common stock at a purchase price of $43.23 per share, (ii) pre-funded warrants to purchase up to 161,924 shares of common (the “Pre-Funded Warrants”) at a purchase price of $43.219 per warrant, (iii) Series A warrants to purchase 462,640 shares of common stock (the “Series A Warrants”), and (iv) Series B warrants to purchase up to 693,962 shares of common stock (the “Series B Warrants”). Collectively, the Series A Warrants and the Series B Warrants are referred to as “PIPE Common Warrants.” Of the total shares of common stock issued in the Offering, 69,396 shares were sold to an institutional investor.

The Pre-Funded Warrants have an exercise price of $0.001 per share and are immediately exercisable and will expire when exercised in full and the PIPE Common Warrants have an exercise price of $43.23 per share and are exercisable as of September 18, 2024, which is the effective date of the stockholder approval received at the Special Meeting of Stockholders for the issuance of the shares upon exercise of the warrants (the “Stockholder Approval Date”).

The Series A Warrants will expire on the earlier of the twelve month anniversary of the Stockholder Approval Date and within 60 days following the public announcement of the Company receiving positive Phase 1 multiple ascending dose (“MAD”) data readout for DA-1726, and the Series B Warrants will expire on the earlier of the five-year anniversary of the Stockholder Approval Date and within six months following the public announcement of the Company receiving positive Phase 1 Part 3 data readout for DA-1726. Based on the terms of the PIPE Common Warrants, we have concluded that the accounting classification of the PIPE Common Warrants is to be stockholders’ equity.

Under the terms of the Pre-Funded Warrants and the PIPE Common Warrants issued to the institutional investor, we may not affect the exercise of any such Pre-Funded Warrants or PIPE Common Warrants, and the holder will not be entitled to exercise any portion of any Pre-Funded Warrants or PIPE Common Warrants, if, upon giving effect to such exercise, the aggregate number of shares of common stock beneficially owned by the holder (together with its affiliates, other persons acting or who could be deemed to be acting as a group together with the holder or any of the holder’s affiliates, and any other persons whose beneficial ownership of common stock would or could be aggregated with the holder’s or any of the holder’s affiliates) would exceed 9.99% (in the case of the Pre-Funded Warrants) or 4.99% (in the case of the PIPE Common Warrants) of the number of shares of the Company’s outstanding common stock immediately after giving effect to the exercise (the “Beneficial Ownership Limitation”), as such percentage ownership is calculated in accordance with Section 13(d) of the Exchange Act and the applicable regulations of the SEC. A holder of the Pre-Funded Warrants or PIPE Common Warrants that were issued to the institutional investor may increase or decrease the Beneficial Ownership Limitation to a higher or lower percentage (not to exceed 9.99%), effective 61 days after written notice to us. Any such increase or decrease will apply only to that holder and not to any other holder of the Pre-Funded Warrants or PIPE Common Warrants.

Placement agent

We paid the placement agent a cash fee equal to 7.0% of the gross proceeds of the Offering received from a certain institutional investor and $0.1 million for non-accountable expenses and clearing costs. In addition, we issued warrants to the placement agent’s designees (“Placement Agent Warrants”) to purchase up to 11,564 shares of common stock (which represents 5% of the sum of the shares of common stock and Pre-Funded Warrants sold to the institutional investor in the Offering) at an exercise price of $54.0375 per share (which represents a premium of 125% of the offering price per share of common stock in the Offering). The Placement Agent Warrants will be exercisable beginning on the effective date of the Stockholder Approval Date and will expire on the earlier of (i) two years after the date that the shares of common stock underlying the Placement Agent Warrants are registered pursuant to an effective registration statement filed pursuant to the Securities Act of 1933, as amended, which occurred on July 24, 2024, and (ii) June 23, 2029. The grant date fair value of the Placement Agent Warrants was $0.3 million, which represents a non-cash issuance cost. The weighted average grant date fair value per share of these Placement Agent Warrants was $30.03, which was determined using the Black-Scholes option pricing model. Based on the terms of the Placement Agreement Warrants, we have concluded that the accounting classification of the Placement Agent Warrants is stockholders’ equity in the accompanying consolidated balance sheets.

Upon the exercise for cash of any PIPE Common Warrants issued to a certain institutional investor, we shall pay the placement agent (i) a cash fee of 7.0% of the aggregate gross exercise price paid in cash with respect thereto and (ii) a non-cash fee in the form of additional warrants to purchase the number of shares of common stock equal to 5.0% of the aggregate number of such shares of common stock underlying such warrants. The cash fee payable to the placement agent for any PIPE Common Warrants exercised by the institutional investor is accounted for as a contingent commitment and will be recorded as an offset to any gross proceeds received from any future exercises of PIPE Common Warrants by the institutional investor. The non-cash fee payable to the placement agent for any PIPE Common Warrants exercised by the institutional investor is accounted for as contingent warrants (“Placement Agent Contingent Warrants”) to purchase up to 28,915 shares of common stock, which is subject to performance criteria of the institutional investor regarding any exercise for cash of any PIPE Common Warrants with an assumed grant date of the Offering closing date, and an exercise price of $54.0375 per share. The weighted average grant date fair value per share of these Placement Agent Contingent Warrants was $37.73, which was determined using the Black-Scholes option pricing model. Based on the terms of the placement agent engagement letter, we have concluded that the accounting classification of the Placement Agent Contingent Warrants is to be

stockholders’ equity. On each balance sheet reporting date, we will need to assess whether it is probable for us to issue warrants to the placement agent based on whether it is probable for any PIPE Common Warrants to be exercised by the institutional investor. As of December 31, 2024, we determined that the issuance of additional warrants to the placement agent is not yet probable; accordingly, the Placement Agent Contingent Warrants had no impact on the consolidated balance sheets.

Warrants

The following warrants were outstanding as of December 31, 2024 and 2023:

	Shares of Common Stock Issuable
	for Outstanding Warrants
	As of December 31,		Exercise
Warrant Issuance	2024	2023	Price	Expiration Date
July 2018(1)	—	—	$493,020.00	July 2028
April 2020(1)	13	13	$33,000.00	April 2025
January 2021(1)	942	942	$15,919.20	July 2026
October 2021(1)	1,395	1,395	$9,900.00	April 2025
November 2022 Series B(2)	16,176	16,176	$0.00	December 2027
June 2024 Placement Agent(3)	11,564	—	$54.0375	July 2026
June 2024 Pre-Funded(4)	130,000	—	$0.00	no expiration date
June 2024 Series A(5)	462,640	—	$43.23	September 2025 (latest date)
June 2024 Series B(6)	693,962	—	$43.23	September 2029 (latest date)
Total	1,316,692	18,526
(1)	The number of outstanding and exercisable warrants is equal to the number of shares of common stock issuable for outstanding warrants.
(2)	These warrants have a cashless exercise provision whereby one warrant can be exercised for one share of common stock for no additional consideration, which renders the warrant exercise price to be zero.
(3)	These warrants are exercisable at any time from the Stockholder Approval Date and expire two years after a resale registration statement covering the shares of common stock issuable upon the exercise of the warrants hereunder becomes effective with the SEC. In July 2024, a resale registration statement was filed with the SEC and became effective.
(4)	These warrants are exercisable immediately upon their issuance in June 2024 and are considered to be perpetual warrants without any expiration date. Additionally, in the third quarter of 2024, 31,924 Pre-Funded Warrants were exercised for an equivalent number of shares of our common stock.
(5)	These warrants are exercisable at any time from the Stockholder Approval Date and expire earlier of (i) the twelve months anniversary of the Stockholder Approval Date, and (ii) the 60th day following the date on which the Company publicly announces the receiving of positive Phase 1 MAD data readout for DA-1726.
(6)	These warrants are exercisable at any time from the Stockholder Approval Date and expire on the earlier of (i) the five-year anniversary of the Stockholder Approval Date and (ii) the six months anniversary following the date on which the Company publicly announce the receiving of positive Phase 1, Part 3 data readout for DA-1726.

Additionally, on a cashless basis, 76,918 Series A warrants issued in November 2022 were exercised in 2023 for 76,918 shares of our common stock. As of December 31, 2023, all Series A warrants were fully exercised for shares of our common stock.

Stock-based compensation

Stock-based compensation expense was included in general and administrative and research and development as follows (in thousands):

	Year Ended
	December 31,
	2024	2023
General and administrative	$366	$178
Research and development	172	44
Total stock-based compensation	$538	$222

Stock-based award plans

In December 2019, in connection with a merger, we adopted the 2019 Equity Incentive Plan (the “2019 Plan”). Additionally, we adopted the 2021 Inducement Plan in November 2021 and the Amended and Restated 2022 Equity Incentive Plan (the “2022 Plan”) in December 2022. The 2019 Plan, 2021 Inducement Plan and 2022 Plan provide for the grant of stock options, restricted stock, RSUs and other equity awards of our common stock to employees, officers, consultants, and directors. Stock options granted under any of these plans expire within a period of not more than ten years from the date of grant.

With the adoption of the 2022 Plan, no additional shares may be added to or granted from the 2019 Plan, and any shares related to forfeited awards are carryover to the 2022 Plan. In June 2024, in connection with the 2024 Annual Meeting of Stockholders, our stockholders approved an amendment (the “Amendment”) to our 2022 Plan. Pursuant to the terms and conditions of the Amendment, the 2022 Plan was amended to:

●	automatically increase on January 1st of each year for a period of eight years commencing on January 1, 2025 and ending on (and including) January 1, 2032, the aggregate number of shares of common stock that may be issued pursuant to Awards (as defined in the 2022 Plan) to an amount equal to 10% of the Fully Diluted Shares (as defined in the 2022 Plan) as of the last day of the preceding calendar year, provided, however that the Board may act prior to the effective date of any such annual increase to provide that the increase for such year will be a lesser number of shares of common stock; and
●	increase the aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of Incentive Stock Options (as defined in the 2022 Plan) to 1 million shares of the common stock plus the amount of any increase in the number of shares that may be available for issuance pursuant to the annual increase described above, but in no event more than 15 million shares of the common stock issued as incentive stock options.

The following table summarizes the outstanding awards issued pursuant to our stock-based award plans and inducement grants as of December 31, 2024 and the remaining shares of common stock available for future issuance:

			Remaining shares of
	Stock		common stock available
Plan Name	Options	RSUs	for future issuance
2019 Plan	136	—	—
2022 Plan	284	15,912	32,464
2021 Inducement Plan	—	—	378
Total	420	15,912	32,842

For stock options and RSUs granted under the 2019 Plan and 2022 Plan as of December 31, 2024, unrecognized stock-based compensation costs totaled $0.6 million. The unrecognized stock-based costs are expected to be recognized as an expense over a weighted average period of 1.7 years.

RSUs

The following table summarizes the status of our RSUs and related transactions for the period presented (in thousands, except share and per share amounts):

	Outstanding			Vested and Deferred Release
	Shares of	Average		Shares of	Average
	Common Stock	Grant Date	Aggregate	Common Stock	Grant Date	Aggregate
	Issuable	Fair Value	Fair	Issuable	Fair Value	Intrinsic
	for RSUs	Price	Value	for RSUs	Price	Value
As of January 1, 2023	—	$—	$—	—	$—	$—
Granted	15,760	48.95
Forfeited/cancelled	(639)	44.44
Vested and released	2,272	43.90	100
Vested and deferred release				497	44.19
As of December 31, 2023	12,849	50.07	523	497	44.19	20
Granted	10,918	50.18
Vested and released	(7,855)	47.41	284
Vested and deferred release				687	48.86
As of December 31, 2024	15,912	$51.46	$355	1,184	$46.90	$26

Stock options

The following table summarizes the status of our outstanding and exercisable options and related transactions for the period presented (in thousands, except share and per share amounts):

	Outstanding			Exercisable
	Shares of		Weighted	Shares of		Weighted
	Common	Weighted	Average	Common	Weighted	Average
	Stock	Average	Remaining	Stock	Average	Remaining
	Issuable	Exercise	Contractual	Issuable	Exercise	Contractual
	for Options	Price	Term (years)	for Options	Price	Term (years)
As of January 1, 2023	405	$8,700.61	8.5	200	$12,834.89	8.1
Granted	284	58.96
Forfeited and cancelled	(269)	6,541.26
As of December 31, 2023	420	4,240.22	8.6	408	4,149.85	8.6
As of December 31, 2024	420	$4,240.22	7.5	420	$4,240.22	7.5

The aggregate intrinsic value of our outstanding and exercisable options was zero as of January 1, 2023 and December 31, 2023 and 2024.

Grant date fair value of RSUs, stock options and warrants

We estimated the grant date fair value of RSUs granted to employees, consultants, and directors based on the closing sales price of our common stock as reported on Nasdaq on the date of grant. We estimated the grant date fair value of stock options and warrants granted to employees, consultants, and directors using the Black-Scholes option pricing model.

The following table sets forth the fair value per share of Placement Agent Warrants granted in 2024 and the weighted average fair value per share of stock options granted in 2023 and the assumptions used in the Black-Scholes option-pricing model:

	Placement Agent
		Contingent	Stock
	Warrants	Warrants	Options
	Granted in	Granted in	Granted in
	June 2024	June 2024	March 2023
Weighted average fair value	$30.03	$37.73	$39.93
Expected stock price volatility	140.0%	127.0%	82.9%
Expected term (years)	2.1	5.7	5.0
Expected dividend yield	—%	—%	—%
Risk-free interest rate	4.63%	4.31%	3.54%